Note 12 - Warrants (Detail) - A Summary of The Warrant Activity	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
Class A Warrants [Member]
Outstanding	1,106,627		1,106,627
Issued	0	0
Exercised	0	0
Expired	0	0
Outstanding	1,106,627	1,106,627	1,106,627
Class B Warrants [Member]
Outstanding	1,106,627		1,106,627
Issued	0	0
Exercised	0	0
Expired	0	0
Outstanding	1,106,627	1,106,627	1,106,627
Class D Warrants [Member]
Outstanding	4,235,160		2,284,993
Issued	0	1,950,167
Exercised	0	0
Expired	(2,284,993)	0
Outstanding	1,950,167	4,235,160	2,284,993
Class E Warrants [Member]
Outstanding	3,576,737
Issued	0	3,576,737
Exercised	0	0
Expired	0	0
Outstanding	3,576,737	3,576,737